Related Party Transactions (Details Narrative) - USD ($)			3 Months Ended				9 Months Ended		12 Months Ended
	Nov. 18, 2024	Oct. 08, 2021	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 27, 2025	Jan. 18, 2025	Dec. 18, 2024	Nov. 20, 2024	Oct. 18, 2024	Sep. 18, 2024	Aug. 18, 2024	Jul. 18, 2024	Jun. 18, 2024	May 18, 2024	Apr. 18, 2024	Mar. 18, 2024	Feb. 18, 2024	Feb. 14, 2024	Jan. 18, 2024	Dec. 18, 2023	Nov. 18, 2023	Oct. 18, 2023	Sep. 26, 2023	Aug. 18, 2023	Aug. 17, 2023	May 17, 2023	Feb. 17, 2023	Feb. 18, 2022	Aug. 19, 2021
Stock issued during period, value, new issues										$ 115,000,000
Shares issued price per share									$ 10.00																									$ 10.00
Trust account deposit			$ 26,932,536				$ 26,932,536		$ 61,839,164	118,976,585
Other Receivables			1,540,984				1,540,984		1,179,141
Payment to sponser							10,000		10,000
Administrative expenses									120,000	100,000
Accounts payable and accrued expenses			611,188				$ 611,188		295,137	130,225
Capital contribution			$ 79,399	$ 309,391	$ 48,666	$ 8,733			1,013,297
Gain on forgiveness of debt									144,443
Administrative Support Agreement [Member]
Accounts payable and accrued expenses									$ 220,000	100,000
IPO [Member]
Shares issued price per share			$ 10.20				$ 10.20		$ 10.20
Administrative Expenses [Member]
Accounts payable and accrued expenses			$ 310,000				$ 310,000		$ 220,000
Related Party [Member]
Administrative expenses			30,000			$ 30,000	$ 90,000	$ 90,000	$ 120,000	$ 100,000
EF Hutton and/or its Designees [Member] | IPO [Member]
Sale of units in Initial Public Offering, net of offering costs, shares									115,000
Subsequent Event [Member]
Sale of units in Initial Public Offering, net of offering costs, shares	1,564,549
Share price	$ 0.05
Unsecured Promissory Note [Member]
Debt instrument description							The note is non-interest bearing and payable on the earlier of (i) March 31, 2022 or (ii) the consummation of the Initial Public Offering. As of September 30, 2024 and December 31, 2023, there is no amount outstanding pursuant to the promissory note, respectively.		The note is non-interest bearing and payable on the earlier of (i) March 31, 2022 or (ii) the consummation of the Initial Public Offering.
Unsecured Promissory Note [Member] | Maximum [Member]
Principal amount																																			$ 300,000
Extension Loan [Member]
Trust account deposit									$ 125,000							$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 1,150,000	$ 1,150,000
Share price									$ 0.04															$ 0.03							$ 0.04	$ 0.10	$ 0.10
Loan outstanding			$ 3,300,000				$ 3,300,000		$ 2,925,000
Extension Loan [Member] | Subsequent Event [Member]
Trust account deposit												$ 37,744	$ 37,744	$ 37,744	$ 50,000
Share price	0.05
Loan outstanding											$ 3,400,000
Affiliate Sponsor [Member]
Loan price per share			$ 10.00				$ 10.00		$ 10.00
Affiliate Sponsor [Member] | Maximum [Member]
Convertible notes			$ 1,500,000				$ 1,500,000		$ 1,500,000
Common Class B [Member]
Percentage of issued and outstanding shares after initial public offering		20.00%
Sale of stock price per share		$ 12.00
Common stock, par value	0.0001		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member]
Sale of units in Initial Public Offering, net of offering costs, shares		2,875,000
Stock issued during period, value, new issues		$ 25,000
Shares issued price per share		$ 0.009
Number of option issued for forfeiture		375,000
Percentage of issued and outstanding shares after initial public offering		20.00%
Sale of stock price per share		$ 12.00
Common Class A [Member]
Common stock, par value	$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common Class A [Member] | EF Hutton and/or its Designees [Member] | IPO [Member]
Sale of units in Initial Public Offering, net of offering costs, shares							115,000		115,000